JPMorgan Corporate Bond Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BLOOMBERG US CORPORATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.77%	(0.09%)	3.27%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.63%	(0.85%)	2.87%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.24%	(0.57%)	2.88%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.89%	0.15%	3.53%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.73%	(1.87%)	1.62%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.63%	(0.73%)	1.92%